Supplement to the

Fund	Institutional Class	Fidelity Advantage® Institutional Class
Spartan® Extended Market Index Fund		FSMAX
Spartan International Index Fund	FSPNX	FSPSX
Spartan Total Market Index Fund	FSKTX	FSKAX

Funds of Fidelity Concord Street Trust

STATEMENT OF ADDITIONAL INFORMATION

August 25, 2011

The following information supplements information found in the "Management Contracts" section beginning on page 34.

Spartan Extended Market Index Fund, Spartan International Index Fund, and Spartan Total Market Index Fund are managed by Geode, a sub-adviser to each fund. James Francis is senior portfolio manager of each fund and receives compensation for his services. As of October 31, 2011, portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of the portfolio manager's compensation may be deferred based on criteria established by Geode.

The portfolio manager's base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining the portfolio manager's bonus is the pre-tax investment performance of the portfolio manager's fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of the portfolio manager's bonus is linked to Spartan Extended Market Index Fund's relative pre-tax investment performance measured against the Dow Jones U.S. Completion Total Stock Market Index, Spartan International Index Fund's relative pre-tax investment performance measured against the MSCI EAFE (Europe, Australasia, Far East) Index, and Spartan Total Market Index Fund's relative pre-tax investment performance measured against the Dow Jones U.S. Total Stock Market Index. A subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. The portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

The portfolio manager's compensation plan can give rise to potential conflicts of interest. The manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

In addition to managing each fund's investment portfolio, the portfolio manager also manages other investment portfolios and accounts on behalf of Geode or its affiliates.

The following table provides information relating to other accounts managed by Mr. Francis as of October 31, 2011:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	25	2	13
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 86,624	$ 4,022	$ 17,288
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Spartan Extended Market Index Fund ($5,689 (in millions) assets managed), Spartan International Index Fund ($8,570 (in millions) assets managed), and Spartan Total Market Index Fund ($11,617 (in millions) assets managed).

As of October 31, 2011, the dollar range of shares of Spartan Extended Market Index Fund beneficially owned by Mr. Francis was none, the dollar range of shares of Spartan International Index Fund beneficially owned by Mr. Francis was none, and the dollar range of shares of Spartan Total Market Index Fund beneficially owned by Mr. Francis was none.

SIF-IB-11-01  December 8, 2011
1.935052.100

Supplement to the

Fund	Investor Class	Fidelity Advantage® Class
Spartan® Extended Market Index Fund	FSEMX	FSEVX
Spartan International Index Fund	FSIIX	FSIVX
Spartan Total Market Index Fund	FSTMX	FSTVX

Funds of Fidelity Concord Street Trust

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2011

The following information replaces similar information for Spartan Extended Market Index Fund and Spartan Total Market Index Fund found in the "Management Contracts" section on page 33.

FMR and each fund on behalf of its Investor Class have entered into a 10 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Investor Class of each fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the disinterested Trustees of the Trust, and extraordinary expenses) of Investor Class to 0.10%. FMR and each fund on behalf of Fidelity Advantage Class of each fund have entered into a 7 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Fidelity Advantage Class to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the disinterested Trustees of the Trust, and extraordinary expenses) of Fidelity Advantage Class to 0.07%. These Expense Contracts may not be amended to increase the fees or expenses payable by each class except by a vote of a majority of the Board and by a vote of a majority of the outstanding voting securities of each class. Each fund may offer other share classes in the future that may be subject to higher or lower fees and expenses.

The following information replaces similar information for Spartan International Index Fund found in the "Management Contracts" section on page 33.

FMR and the fund on behalf of the Investor Class have entered into a 20 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Investor Class of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the disinterested Trustees of the Trust, and extraordinary expenses) of Investor Class to 0.20%. FMR and the fund on behalf of Fidelity Advantage Class of the fund have entered into a 17 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Fidelity Advantage Class to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the disinterested Trustees of the Trust, and extraordinary expenses) of Fidelity Advantage Class to 0.17%. These Expense Contracts may not be amended to increase the fees or expenses payable by each class except by a vote of a majority of the Board and by a vote of a majority of the outstanding voting securities of each class. The fund may offer other share classes in the future that may be subject to higher or lower fees and expenses.

Management Fees. For the services of FMR under each management contract, Spartan Extended Market Index Fund, Spartan International Index Fund, and Spartan Total Market Index Fund each pays FMR a monthly management fee at the annual rate of 0.07%, 0.17%, and 0.07%, respectively, of the fund's average net assets throughout the month for periods prior to September 1, 2011. Effective September 1, 2011, for the services of FMR under each management contract, Spartan Extended Market Index Fund, Spartan International Index Fund, and Spartan Total Market Index Fund each pays FMR a monthly management fee at the annual rate of 0.06%, 0.06%, and 0.045%, respectively, of the fund's average net assets throughout the month.

The following information replaces similar information under the heading "Sub-Adviser - Geode" in the "Management Contracts" section on page 34.

Under the terms of the sub-advisory agreements, for providing investment management services to Spartan Extended Market Index Fund, Spartan International Index Fund, and Spartan Total Market Index Fund, FMR, and not the funds, pays Geode fees at an annual rate of 0.05%, 0.065%, and 0.05%, respectively, of the average net assets of each fund for periods prior to September 1, 2011. Effective September 1, 2011, under the terms of the sub-advisory agreements, for providing investment management services to Spartan Extended Market Index Fund, Spartan International Index Fund, and Spartan Total Market Index Fund, FMR, and not the funds, pays Geode fees at an annual rate of 0.0499%, 0.060%, and 0.045%, respectively, of the average net assets of each fund.

SIFB-11-02  December 8, 2011
1.718587.125

The following information supplements information found in the "Management Contracts" section beginning on page 34.

Spartan Extended Market Index Fund, Spartan International Index Fund, and Spartan Total Market Index Fund are managed by Geode, a sub-adviser to each fund. James Francis is senior portfolio manager of each fund and receives compensation for his services. As of October 31, 2011, portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of the portfolio manager's compensation may be deferred based on criteria established by Geode.

The portfolio manager's base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining the portfolio manager's bonus is the pre-tax investment performance of the portfolio manager's fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of the portfolio manager's bonus is linked to Spartan Extended Market Index Fund's relative pre-tax investment performance measured against the Dow Jones U.S. Completion Total Stock Market Index, Spartan International Index Fund's relative pre-tax investment performance measured against the MSCI EAFE (Europe, Australasia, Far East) Index, and Spartan Total Market Index Fund's relative pre-tax investment performance measured against the Dow Jones U.S. Total Stock Market Index. A subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. The portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

The portfolio manager's compensation plan can give rise to potential conflicts of interest. The manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

In addition to managing each fund's investment portfolio, the portfolio manager also manages other investment portfolios and accounts on behalf of Geode or its affiliates.

The following table provides information relating to other accounts managed by Mr. Francis as of October 31, 2011:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	25	2	13
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 86,624	$ 4,022	$ 17,288
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Spartan Extended Market Index Fund ($5,689 (in millions) assets managed), Spartan International Index Fund ($8,570 (in millions) assets managed), and Spartan Total Market Index Fund ($11,617 (in millions) assets managed).

As of October 31, 2011, the dollar range of shares of Spartan Extended Market Index Fund beneficially owned by Mr. Francis was none, the dollar range of shares of Spartan International Index Fund beneficially owned by Mr. Francis was none, and the dollar range of shares of Spartan Total Market Index Fund beneficially owned by Mr. Francis was none.

Supplement to the

Spartan® Total Market Index Fund

Class F (FFSMX)

A Fund of Fidelity Concord Street Trust

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2011

The following information replaces similar information found in the "Management Contract" section on page 28.

Management Fee. For the services of FMR under the management contract, the fund pays FMR a monthly management fee at the annual rate of 0.07% of the fund's average net assets throughout the month for periods prior to September 1, 2011. Effective September 1, 2011, for the services of FMR under the management contract, the fund pays FMR a monthly management fee at the annual rate of 0.045% of the fund's average net assets throughout the month.

The following information replaces similar information under the heading "Sub-Adviser - Geode" in the "Management Contract" section on page 28.

Under the terms of the sub-advisory agreement, for providing investment management services to the fund, FMR, and not the fund, pays Geode fees at an annual rate of 0.05% of the average net assets of the fund for periods prior to September 1, 2011. Effective September 1, 2011, under the terms of the sub-advisory agreement, for providing investment management services to the fund, FMR, and not the fund, pays Geode fees at an annual rate of 0.045% of the average net assets of the fund.

The following information supplements information found in the "Management Contracts" section beginning on page 29.

Spartan Total Market Index Fund is managed by Geode, a sub-adviser to the fund. James Francis is senior portfolio manager of the fund and receives compensation for his services. As of October 31, 2011, portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of the portfolio manager's compensation may be deferred based on criteria established by Geode.

The portfolio manager's base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining the portfolio manager's bonus is the pre-tax investment performance of the portfolio manager's fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of the portfolio manager's bonus is linked to Spartan Total Market Index Fund's relative pre-tax investment performance measured against the Dow Jones U.S. Total Stock Market Index. A subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. The portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

The portfolio manager's compensation plan can give rise to potential conflicts of interest. The manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

In addition to managing the fund's investment portfolio, the portfolio manager also manages other investment portfolios and accounts on behalf of Geode or its affiliates.

The following table provides information relating to other accounts managed by Mr. Francis as of October 31, 2011:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	25	2	13
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 86,624	$ 4,022	$ 17,288
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Spartan Total Market Index Fund ($11,617 (in millions) assets managed).

As of October 31, 2011, the dollar range of shares of Spartan Total Market Index Fund beneficially owned by Mr. Francis was none.

STI-FB-11-02  December 8, 2011
1.908702.103

Supplement to the

Spartan® 500 Index Fund

Institutional Class (FXSIX) and Fidelity Advantage Institutional Class (FXAIX)

A Fund of Fidelity Concord Street Trust

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2011

The following information replaces the similar information found in the "Management Contract" section on page 28.

FMR and the fund on behalf of its Institutional Class have entered into a 5 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Institutional Class to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the disinterested Trustees of the Trust, and extraordinary expenses) of Institutional Class to 0.05%. FMR and the fund on behalf of its Fidelity Advantage Institutional Class have entered into a 2.5 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Fidelity Advantage Institutional Class to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the disinterested Trustees of the Trust, and extraordinary expenses) of Fidelity Advantage Institutional Class to 0.025%. These Expense Contracts may not be amended to increase the fees or expenses payable by each class except by a vote of a majority of the Board. The fund may offer other share classes in the future that may be subject to higher or lower fees and expenses.

The following information replaces the similar information under the heading "Sub-Adviser - Geode" in the "Management Contract" section on page 28.

Under the terms of the sub-advisory agreement, for providing investment management services to the fund, FMR, and not the fund, pays Geode fees at an annual rate of 0.01% of the average net assets of the fund for periods prior to September 1, 2011. Effective September 1, 2011, under the terms of the sub-advisory agreement, for providing investment management services to the fund, FMR, and not the fund, pays Geode fees at an annual rate of 0.0099% of the average net assets of the fund.

The following information supplements information found in the "Management Contract"section beginning on page 28.

Spartan® 500 Index Fund is managed by Geode, a sub-adviser to the fund. James Francis is senior portfolio manager of the fund and receives compensation for his services. As of October 31, 2011, portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of the portfolio manager's compensation may be deferred based on criteria established by Geode.

The portfolio manager's base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining the portfolio manager's bonus is the pre-tax investment performance of the portfolio manager's fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of the portfolio manager's bonus is linked to Spartan 500 Index Fund's relative pre-tax investment performance measured against the S&P 500® Index, and the fund's pre-tax investment performance (based on the performance of the fund's Investor Class) within the LipperSM S&P 500 Index Funds Average. A subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. The portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

The portfolio manager's compensation plan can give rise to potential conflicts of interest. The manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

In addition to managing the fund's investment portfolio, the portfolio manager also manages other investment portfolios and accounts on behalf of Geode or its affiliates.

U5I-U5AB-11-03  December 8, 2011
1.931020.102

The following table provides information relating to other accounts managed by Mr. Francis as of October 31, 2011:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	25	2	13
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 86,624	$ 4,022	$ 17,288
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Spartan 500 Index Fund ($41,140 (in millions) assets managed).

As of October 31, 2011, the dollar range of shares of Spartan 500 Index Fund beneficially owned by Mr. Francis was none.

Supplement to the

Spartan® 500 Index Fund

Investor Class (FUSEX) and Fidelity Advantage® Class (FUSVX)

A Fund of Fidelity Concord Street Trust

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2011

The following information replaces the similar information found in the "Management Contract" section on page 28.

FMR and the fund on behalf of its Investor Class have entered into a 10 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Investor Class of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the disinterested Trustees of the Trust, and extraordinary expenses) of Investor Class to 0.10%. FMR and the fund on behalf of Fidelity Advantage Class of the fund have entered into a 7 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Fidelity Advantage Class to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the disinterested Trustees of the Trust, and extraordinary expenses) of Fidelity Advantage Class to 0.07%. These Expense Contracts may not be amended to increase the fees or expenses payable by each class except by a vote of a majority of the Board and by a vote of a majority of the outstanding voting securities of each class. The fund may offer other share classes in the future that may be subject to higher or lower fees and expenses.

The following information replaces the similar information under the heading "Sub-Adviser - Geode" in the "Management Contract" section on page 28.

Under the terms of the sub-advisory agreement, for providing investment management services to the fund, FMR, and not the fund, pays Geode fees at an annual rate of 0.01% of the average net assets of the fund for periods prior to September 1, 2011. Effective September 1, 2011, under the terms of the sub-advisory agreement, for providing investment management services to the fund, FMR, and not the fund, pays Geode fees at an annual rate of 0.0099% of the average net assets of the fund.

The following information supplements information found in the "Management Contract"section beginning on page 29.

Spartan® 500 Index Fund is managed by Geode, a sub-adviser to the fund. James Francis is senior portfolio manager of the fund and receives compensation for his services. As of October 31, 2011, portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of the portfolio manager's compensation may be deferred based on criteria established by Geode.

The portfolio manager's base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining the portfolio manager's bonus is the pre-tax investment performance of the portfolio manager's fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of the portfolio manager's bonus is linked to Spartan 500 Index Fund's relative pre-tax investment performance measured against the S&P 500® Index, and the fund's pre-tax investment performance (based on the performance of the fund's Investor Class) within the LipperSM S&P 500 Index Funds Average. A subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. The portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

The portfolio manager's compensation plan can give rise to potential conflicts of interest. The manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

In addition to managing the fund's investment portfolio, the portfolio manager also manages other investment portfolios and accounts on behalf of Geode or its affiliates.

UEIB-11-03  December 8, 2011
1.720027.125

The following table provides information relating to other accounts managed by Mr. Francis as of October 31, 2011:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	25	2	13
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 86,624	$ 4,022	$ 17,288
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Spartan 500 Index Fund ($41,140 (in millions) assets managed).

As of October 31, 2011, the dollar range of shares of Spartan 500 Index Fund beneficially owned by Mr. Francis was none.